Note 12 - Accrued Charter Revenue, Current and Non-current, Unearned Revenue, Current and Non-current and Time Charter Assumed. Current and Non-current - Schedule of Unearned Revenue (Details) - USD ($)
$ in Thousands
	Jun. 30, 2019	Dec. 31, 2018
Unearned Revenue	$ 18,134	$ 17,173
Less current portion	(13,851)	(12,432)
Non-current portion	4,283	4,741
Unearned Revenues Regarding Hires Collected in Advance [Member]
Unearned Revenue	5,543	4,475
Unearned Revenues Regarding Net Deferred Gains [Member]
Unearned Revenue	3,259	3,557
Unearned Revenues Regarding Charter Revenues Resulting from Varying Charter Rates [Member]
Unearned Revenue	$ 9,332	$ 9,141